Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Schedule of Stock Option Activity

Stock option activity under the 2024 Plan for the nine months ended September 30, 2025 was as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Outstanding	Price Per	Life
	Shares	Share	(in Years)
Balance, December 31, 2024 (Successor)	3,247	$200.00	9.64
Options granted	70,904	$14.55	-
Balance, September 30, 2025 (Successor)	74,151	$22.67	9.57
Options exercisable as of September 30, 2025	24,489	$39.90	9.48

Predecessor’s Stock option activity for the period from December 31, 2023 through February 14, 2024 and the Company’s stock option activity for the period from February 14, 2024 through December 31, 2024, was as follows:

			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual
	Outstanding	Price Per	Life
	Shares	Share	(in Years)
Balance, December 31, 2023 (Predecessor)	25	$8,378.40	6.86
Options cancelled (Predecessor)	(25)	$8,378.40
Balance, February 14, 2024 (Predecessor)	-	$-	-

Balance, February 14, 2024 (Predecessor)	-	$-	-
Options granted (Successor)	4,909	$1,818.20	-
Options cancelled (Successor)	(1,662)	$2,922.40	-
Balance, December 31, 2024 (Successor)	3,247	$200.00	9.64
Options exercisable as of December 31, 2024	2,474	$200.00	9.68

Schedule of Estimated the Fair Value of the Stock Options

The Company estimated the fair value of the stock options during the nine months ended September 30, 2025 and for the period from February 14, 2024 to September 30, 2024 using Black-Scholes with the following assumptions.

	Nine Months Ended September 30,	February 14, 2024 to September 30,
	2025	2024
	(Successor)	(Successor)
Risk-free interest rate	3.98% to 4.01%	4.46% to 4.79%
Expected life (in years)	5.0	5.0 to 6.0
Expected dividend yield	-%	-%
Expected volatility	104.54% to 121.09%	143.4% to 153.5%
The Company estimated the fair value of the stock options during the year ended December 31, 2024 using Black-Scholes with the following assumptions.
December 31,
2024
(Successor)
Risk-free interest rate	3.75% to 4.89%
Expected life (in years)	5.0 to 7.0
Expected dividend yield	-%
Expected volatility	62.4% to 106.6%